RETIREMENT BENEFITS - Defined Benefit Plans with Accumulated Benefit Obligation in Excess of Plan Assets (Detail) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Retirement Benefits [Abstract]
Projected benefit obligation	$ 704,709	$ 657,027
Accumulated benefit obligation	688,980	657,698
Fair value of plan assets	$ 550,399	$ 544,168